Annual Fund Operating Expenses	Apr. 30, 2026
CresAlta Global Dividend ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.00%	[1],[3]
Expenses (as a percentage of Assets)	0.50%	[1]
CresAlta Small and Mid-Cap ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Acquired Fund Fees and Expenses	0.00%	[4],[6]
Expenses (as a percentage of Assets)	0.55%	[4]

[1]	CresAlta Investment Management, Inc. (“CresAlta” or the “Adviser”) has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.
[2]	Estimated amounts for the initial fiscal year.
[3]	Acquired Fund Fees and Expenses (“AFFE”), which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	CresAlta Investment Management, Inc. (“CresAlta” or the “Adviser”) has agreed to pay substantially all expenses of the Fund out of its unitary management fee, including the cost of transfer agency, custody, fund administration and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.
[5]	Estimated amounts for the initial fiscal year.
[6]	Acquired Fund Fees and Expenses (“AFFE”), which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.